Commitments and Contingencies Litigation (Detail) - Celtique Claim - GBP (£) £ in Thousands		12 Months Ended
	Aug. 11, 2016	Jun. 30, 2016
Loss Contingencies [Line Items]
Settlement costs	£ 500	£ 500
Settlement amount, cash	179
Settlement amount, stock, value	£ 321